Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax interest and penalties expense				$ 6	$ 1	$ 2
Operating loss carryforwards				13,200
Valuation allowance				3,950	25,087
Deferred tax liability recorded	$ 43,700
Deferred income tax benefit	$ 15,100	$ (244)	$ 0	$ 12,240	(6,002)	$ 2,075
Tax act, expense recorded					$ 303